Schedule of Weighted Average Dilutive Effect of Common Shares (Detail)	11 Months Ended
Dec. 31, 2017 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net loss	15,982,154
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net loss	13,402,685
Forfeitable Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net loss	1,675,336
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net loss	704,360
Unvested Trilogy LLC Class C Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net loss	192,130
Deferred Share Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net loss	7,643